Reconciliation of Sales and Operating Profit Loss from Segment to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales									$ 3,920	$ 3,909	$ 3,761
Impact of businesses exited/disposed									0	55	135
Segment Reporting Information, Intersegment Revenue									0	(6)	(12)
Total net sales	962	924	1,060	974	983	935	1,053	987	3,920	3,958	3,884
Document Fiscal Year Focus									2013
Operating Income (Loss)									297	76	227
Net interest expense									(41)	(72)	(87)
Debt extinguishment costs									0	(39)	(55)
Income (loss) from continuing operations before income taxes									256	(35)	85
Retail [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales									2,894	2,884	2,760
Operating Income (Loss)									329	313	314
Foodservice/ Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales									1,026	1,025	1,001
Operating Income (Loss)									75	79	102
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total business segment sales									3,920	3,909	3,761
Operating Income (Loss)									404	392	416
General Corporate Expenses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)									(93)	(272)	(159)
Mark-To-Market Derivative Gain/(Loss)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)									(1)	(1)	2
Significant items- business segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)									(15)	(47)	(31)
Amortization Of Intangibles
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)									(4)	(4)	(4)
Impact of businesses exited/disposed [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)									$ 6	$ 8	$ 3